Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 63,115	$ 60,891
Tier 1 Capital	69,988	67,121
Total Capital	78,356	75,309
Total Loss Absorbing Capacity (TLAC)	129,237	120,663
Risk-Weighted Assets	347,454	363,997
Leverage Exposures	$ 1,181,914	$ 1,189,990
CET1 Ratio	18.20%	16.70%
Tier 1 Capital Ratio	20.10%	18.40%
Total Capital Ratio	22.60%	20.70%
TLAC Ratio	37.20%	33.10%
Leverage Ratio	5.90%	5.60%
TLAC Leverage Ratio	10.90%	10.10%